Investments - Schedule of Goodwill, Capital Gain and Gain on Fair Value Adjustment of Previous Investment (Details) - BRL (R$) R$ in Millions			12 Months Ended
		Jul. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Consideration paid		R$ 47	R$ (331)	R$ (309)	R$ (281)
Equity adjusted to market value		41
Capital gain		6
Goodwill		6
Previous investment measured at fair value (a)		29
Investment on acquisition date (b)		21
Gain from adjustment to fair value of previous investment (a - b)	[1]	9
U F V Campo Lindo 1 [Member]
Disclosure of detailed information about investment property [line items]
Consideration paid		10
Equity adjusted to market value		9
Capital gain		2
Goodwill		1
Previous investment measured at fair value (a)		10
Investment on acquisition date (b)		7
Gain from adjustment to fair value of previous investment (a - b)	[1]	3
U F V Campo Lindo 2 [Member]
Disclosure of detailed information about investment property [line items]
Consideration paid		10
Equity adjusted to market value		9
Capital gain		2
Goodwill		1
Previous investment measured at fair value (a)		10
Investment on acquisition date (b)		7
Gain from adjustment to fair value of previous investment (a - b)	[1]	3
U F V Olaria 1 [Member]
Disclosure of detailed information about investment property [line items]
Consideration paid		10
Equity adjusted to market value		8
Capital gain		1
Goodwill		2
Previous investment measured at fair value (a)		9
Investment on acquisition date (b)		7
Gain from adjustment to fair value of previous investment (a - b)	[1]	3
U F V Olaria 2 [Member]
Disclosure of detailed information about investment property [line items]
Consideration paid		17
Equity adjusted to market value		15
Capital gain		1
Goodwill		R$ 2

[1]	The gain on the fair value adjustment of the previous holding was recognized under "Fair value adjustment of investments" in the Income Statement.